Consolidated Schedule of Investments
July 31, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–93.54%
Australia–12.63%
Capricorn Metals Ltd.(a)	2,537,742	$14,535,805
Catalyst Metals Ltd.(a)	1,215,384	3,939,254
Emerald Resources NL(a)	459,326	1,008,167
Evolution Mining Ltd.	12,686,079	57,413,631
Firefinch Ltd.(b)	12,910,104	149,340
Genesis Minerals Ltd.(a)	7,285,432	17,111,729
Gold Road Resources Ltd.	12,379,758	24,800,353
Northern Star Resources Ltd.(c)	7,335,771	72,883,283
OceanaGold Corp.	2,293,555	31,202,015
Ora Banda Mining Ltd.(a)	3,892,312	1,613,332
Perseus Mining Ltd.	11,535,511	24,082,766
Ramelius Resources Ltd.	14,839,447	23,874,890
Regis Resources Ltd.(a)	9,542,077	24,882,121
Resolute Mining Ltd.(a)(c)	34,615,585	13,646,161
Rio Tinto PLC	102,750	6,119,727
Vault Minerals Ltd.(a)	10,332,834	2,392,043
West African Resources Ltd.(a)	9,989,572	14,956,384
Westgold Resources Ltd.(a)	1,191,868	1,946,067
		336,557,068
Canada–46.92%
Agnico Eagle Mines Ltd.	2,549,826	317,096,361
Alamos Gold, Inc., Class A	2,501,278	60,781,055
Allied Gold Corp.(a)	235,335	3,016,419
Artemis Gold, Inc.(a)	232,130	4,246,893
B2Gold Corp.	9,406,221	31,698,965
Barrick Mining Corp.	5,628,874	118,881,820
Centerra Gold, Inc.	2,550,000	17,354,576
Dundee Precious Metals, Inc.	1,486,931	24,038,145
Equinox Gold Corp.(a)	1,183,761	7,220,942
First Majestic Silver Corp.	351,784	2,796,683
Fortuna Mining Corp.(a)	292,539	1,886,877
Franco-Nevada Corp.	754,305	120,183,416
G Mining Ventures Corp.(a)	1,185,917	13,899,605
IAMGOLD Corp.(a)	2,744,322	18,551,617
K92 Mining, Inc.(a)	2,271,805	23,593,587
Kinross Gold Corp.	7,668,846	122,701,536
Lundin Gold, Inc.	478,191	22,132,209
MAG Silver Corp.	275,250	5,620,605
New Gold, Inc.(a)	5,848,112	24,503,589
OR Royalties, Inc.	1,005,140	27,852,429
Orla Mining Ltd.(a)	315,506	2,937,375
Pan American Silver Corp.	2,497,405	67,479,883
Pan American Silver Corp., Rts., expiring 02/22/2029(a)	2,300,100	529,253
Sandstorm Gold Ltd.	1,455,048	13,619,249
SSR Mining, Inc.	2,359,406	28,194,902
Torex Gold Resources, Inc.(a)	819,482	23,083,417
Triple Flag Precious Metals Corp.	270,577	6,174,686
Wesdome Gold Mines Ltd.(a)	1,726,422	20,558,576
Wheaton Precious Metals Corp.	1,308,496	119,740,469
		1,250,375,139
Shares		Value
China–2.15%
China Gold International Resources Corp. Ltd.	434,000	$3,731,083
Zhaojin Mining Industry Co. Ltd., H Shares	940,000	2,334,234
Zijin Mining Group Co. Ltd., H Shares	19,330,000	51,256,563
		57,321,880
Colombia–0.41%
Aris Mining Corp.(a)	1,581,989	11,017,750
Indonesia–0.41%
PT Aneka Tambang Tbk	45,138,400	7,810,527
PT Bumi Resources Minerals Tbk(a)	122,630,600	3,193,105
		11,003,632
Ivory Coast–2.14%
Endeavour Mining PLC	1,904,682	57,184,448
Japan–0.03%
ARE Holdings, Inc.	59,900	706,070
Mexico–0.90%
Fresnillo PLC	1,254,980	23,140,172
Industrias Penoles S.A.B. de C.V.(a)	28,600	753,848
		23,894,020
Peru–0.64%
Compania de Minas Buenaventura S.A.A., ADR	703,035	11,958,625
Hochschild Mining PLC	1,379,503	5,069,772
		17,028,397
South Africa–7.40%
Gold Fields Ltd., ADR	4,934,269	120,198,793
Harmony Gold Mining Co. Ltd., ADR	4,917,668	66,191,811
Pan African Resources PLC(c)	15,310,913	10,748,675
		197,139,279
Turkey–0.93%
Eldorado Gold Corp.(a)	1,207,311	24,749,876
United Kingdom–4.19%
AngloGold Ashanti PLC	628,470	29,066,623
AngloGold Ashanti PLC	1,786,317	82,617,161
		111,683,784
United States–14.79%
Coeur Mining, Inc.(a)	2,380,207	20,683,999
Hecla Mining Co.	139,849	802,733
Newmont Corp.	5,234,581	325,067,480
Royal Gold, Inc.	313,931	47,535,432
		394,089,644
Total Common Stocks & Other Equity Interests (Cost $1,740,411,552)		2,492,750,987
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Gold & Special Minerals Fund

Principal Amount		Value
Equity Linked Notes–1.50%
Canada–0.60%
Canadian Imperial Bank of Commerce (VanEck Gold Miners ETF/USA), 99.20%, 08/05/2025(d)	$7,920,000	$8,007,294
Canadian Imperial Bank of Commerce (VanEck Gold Miners ETF/USA), 91.00%, 09/03/2025(d)	8,053,000	8,053,000
		16,060,294
France–0.62%
BNP Paribas S.A. (VanEck Gold Miners ETF/USA), 89.25%, 08/19/2025(d)	8,092,000	8,311,867
Societe Generale (VanEck Gold Miners ETF/USA), 101.32%, 08/12/2025(d)	8,058,000	8,210,385
		16,522,252
United States–0.28%
Wells Fargo & Co. (VanEck Gold Miners ETF/USA), 97.12%, 08/26/2025	7,218,000	7,372,552
Total Equity Linked Notes (Cost $39,341,000)		39,955,098
Shares
Exchange-Traded Funds–1.09%
United States–1.09%
SPDR® Gold Trust–ETF(a)	2,000	605,920
VanEck Gold Miners ETF(c)	550,000	28,402,000
Total Exchange-Traded Funds (Cost $29,796,965)		29,007,920
Shares		Value
Money Market Funds–4.07%
Invesco Government & Agency Portfolio, Institutional Class, 4.25%(e)(f)	37,950,417	$37,950,417
Invesco Treasury Portfolio, Institutional Class, 4.23%(e)(f)	70,479,319	70,479,319
Total Money Market Funds (Cost $108,429,736)		108,429,736
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-100.20% (Cost $1,917,979,253)		2,670,143,741
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.03%
Invesco Private Government Fund, 4.32%(e)(f)(g)	7,705,809	7,705,809
Invesco Private Prime Fund, 4.46%(e)(f)(g)	19,821,081	19,825,045
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $27,530,854)		27,530,854
TOTAL INVESTMENTS IN SECURITIES—101.23% (Cost $1,945,510,107)		2,697,674,595
OTHER ASSETS LESS LIABILITIES–(1.23)%		(32,828,701)
NET ASSETS–100.00%		$2,664,845,894
Investment Abbreviations:
ADR	– American Depositary Receipt
ETF	– Exchange-Traded Fund
Rts.	– Rights
SPDR	– Standard & Poor’s Depositary Receipt
Notes to Consolidated Schedule of Investments:
(a)	Non-income producing security.
(b)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(c)	All or a portion of this security was out on loan at July 31, 2025.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
July 31, 2025 was $32,582,546, which represented 1.22% of the Fund’s Net Assets.

(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2025.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$24,226,916	$83,927,214	$(70,203,713)	$-	$-	$37,950,417	$412,144
Invesco Treasury Portfolio, Institutional Class	44,992,815	155,864,828	(130,378,324)	-	-	70,479,319	772,365
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	8,520,390	(814,581)	-	-	7,705,809	1,515*
Invesco Private Prime Fund	-	21,916,347	(2,091,302)	-	-	19,825,045	4,055*
Total	$69,219,731	$270,228,779	$(203,487,920)	$-	$-	$135,960,590	$1,190,079

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Gold & Special Minerals Fund

(f)	The rate shown is the 7-day SEC standardized yield as of July 31, 2025.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Gold & Special Minerals Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
July 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$31,202,015	$305,205,713	$149,340	$336,557,068
Canada	1,250,375,139	16,060,294	—	1,266,435,433
China	—	57,321,880	—	57,321,880
Colombia	11,017,750	—	—	11,017,750
France	—	16,522,252	—	16,522,252
Indonesia	—	11,003,632	—	11,003,632
Ivory Coast	57,184,448	—	—	57,184,448
Japan	—	706,070	—	706,070
Mexico	753,848	23,140,172	—	23,894,020
Peru	11,958,625	5,069,772	—	17,028,397
South Africa	186,390,604	10,748,675	—	197,139,279
Turkey	24,749,876	—	—	24,749,876
United Kingdom	82,617,161	29,066,623	—	111,683,784
United States	423,097,564	7,372,552	—	430,470,116
Money Market Funds	108,429,736	27,530,854	—	135,960,590
Total Investments	$2,187,776,766	$509,748,489	$149,340	$2,697,674,595
Invesco Gold & Special Minerals Fund